Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment	96	126	(157)	(21)
Gain on sales of lease fleet	3,270	3,111	(7,645)	(5,631)
Unrealized foreign exchange loss	(105)	710	712	9,026
Unrealized (gain) loss on forward exchange contracts	(86)	155	(132)	387
Unrealized (gain) loss on interest rate swaps and options	80	603	816	(697)
Impairment of goodwill				5,858
Depreciation and amortization	10,587	9,240	18,924	19,165
Amortization of deferred financing costs	485	346	690	1,917
Accretion of interest	50			220
Share-based compensation expense	646	420	901	693
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management				369
Deferred income taxes	3,292	1,975	4,611	2,353
Changes in operating assets and liabilities:
Trade and other receivables, net	6,022	(392)	(5,935)	3,666
Inventories	(7,655)	(15,176)	(10,463)	1,566
Prepaid expenses and other	(1,002)	79	(423)	(2,228)
Trade payables, accrued liabilities and other deferred credits	4,618	(1,150)	4,328	(9,741)
Income taxes	(105)	(195)	216	471
Net cash provided by (used in) operating activities	10,614	(763)	15,185	18,515
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(12,890)		(4,631)	(880)
Proceeds from sales of property, plant and equipment	109	328	265	99
Purchases of property, plant and equipment	(4,467)	(1,273)	(3,177)	(3,799)
Proceeds from sales of lease fleet	13,585	13,771	27,770	24,115
Purchases of lease fleet	(37,720)	(28,625)	(73,168)	(40,239)
Other intangible assets	(130)	(71)	(308)
Net cash used in investing activities	(41,513)	(15,870)	(53,249)	(20,704)
Cash flows from financing activities:
Proceeds from (repayments on) equipment financing activities	(264)	(274)	(556)	531
Repayment of senior credit facility and subordinated note	(79,175)
Proceeds from (repayments on) senior and other debt borrowings, net	112,630	17,574	41,384	(69,404)
Deferred financing costs	(1,407)			(1,760)
Proceeds from issuances of common stock	8		8
Preferred stock dividends	(86)	(89)	(177)	(177)
Purchases of subsidiary capital stock	(58)
Net proceeds from issuance of capital stock by subsidiary				92,407
Dividends on capital stock by subsidiary	(2,345)		(1,803)
Payment of redeemable noncontrolling interest				(17,634)
Net cash provided by financing activities	29,303	17,211	38,856	3,963
Net increase (decrease) in cash	(1,596)	578	792	1,774
Cash and equivalents at beginning of period	7,085	6,574	6,574	4,786
The effect of foreign currency translation on cash	105	(961)	(281)	14
Cash and equivalents at end of period	5,594	6,191	7,085	6,574
Cash paid during the period:
Interest			12,035	18,615
Income taxes			$ 482	$ 28